OTHER NON-CURRENT ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Other long-term assets	$ 3,460,000	$ 39,000
Mark-to-market interest rate swaps valuation relating to high-yield bond	1,819,000	0
Other non-current assets	5,279,000	39,000
Amortization of lease incentives	200,000
Parts [Member]
Property, Plant and Equipment [Line Items]
Other long-term assets	1,200,000
Lease Incentives [Member]
Property, Plant and Equipment [Line Items]
Other long-term assets	$ 2,300,000